Supplemental Cash Flow Information - Supplementary Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows, additional disclosures [Abstract]
Property, plant and equipment in accounts payable	$ 41,646	$ 16,924
Capitalized borrowing costs	25,244	5,710
Interest paid	18,055	7,066
Interest received	$ 4,970	$ 2,295